Related-Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 13, 2010	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010	Jan. 31, 2009
Related Party Transaction [Line Items]
Loan to officer									$ 250
Loan to officer, interest rate									4.11%
Proceed from collection of loan from officer	250
Interest income from loan to officer	8
Fees related to services provided to shareholders and professional service		$ 574	$ 80	$ 3,312	$ 301	$ 479	$ 1,759	$ 247